Acquisitions and Divestitures - Schedule of Major Classes of Assets and Liabilities of Consolidated Subsidiaries (Details) - Discontinued Operations, Disposed of by Sale - USD ($) $ in Thousands	Dec. 17, 2025	Jun. 05, 2025	Sep. 12, 2025
Current assets:
Cash and cash equivalents			$ 1,700
Noncurrent assets:
Total assets			5,700
Noncurrent liabilities:
Total liabilities			$ 4,000
Dogwood and Celadon
Current assets:
Cash and cash equivalents	$ 11,754
Restricted cash, current	1,945
Other current assets	4,645
Total current assets	18,344
Noncurrent assets:
Property, plant and equipment, net	266,081
Operating ROU assets, net	23,412
Intangible assets, net	53,918
Other noncurrent assets	899
Total noncurrent assets	344,310
Total assets	362,654
Current liabilities:
Accrued expenses	2,781
Other current liabilities	570
Total current liabilities	3,351
Noncurrent liabilities:
Operating lease liabilities	22,870
Out-of-market contracts, net	19,633
Other noncurrent liabilities	6,915
Total noncurrent liabilities	49,418
Total liabilities	52,769
Total net assets	309,885
Less: NCI transferred	(25,529)
Total net assets and NCI	284,356
Sale transaction price	206,950
Less: transaction costs	(1,669)
Loss on sale	$ 79,075
GREC Entity HoldCo LLC
Current assets:
Cash and cash equivalents		$ 1,053
Other current assets		1,398
Total current assets		2,451
Noncurrent assets:
Property, plant and equipment, net		39,498
Intangible assets, net		20,213
Other noncurrent assets		3,998
Total noncurrent assets		63,709
Total assets		66,160
Current liabilities:
Other current liabilities		938
Total current liabilities		938
Noncurrent liabilities:
Other noncurrent liabilities		5,909
Total noncurrent liabilities		5,909
Total liabilities		6,847
Total net assets		59,313
Sale transaction price		46,131
Less: transaction costs		(769)
Loss on sale		$ 13,951